Discontinued operations - Details of the net gain of the sale of activities (Details) - CHF (SFr)		12 Months Ended		24 Months Ended
	Apr. 02, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Neurosterix US Holdings LLC
Disclosure
Percentage of equity interest received	20.00%
Discontinued operations as disclosed below
Disclosure
Cash in from Neurosterix Pharma Sarl sale	SFr 5,000,000		SFr 5,000,000	SFr 5,000,000
Fair value of Neurosterix US Holdings LLC's participation	SFr 9,420,000		9,428,400	9,400,000
Net gain on Neurosterix Pharma Sarl derecognition (IFRS 10)			539,250
Retirement benefit obligation of employees leaving the Group (IAS 19)			433,791
Fair value of service agreement			182,348
Net debt liabilities related to Neurosterix Pharma Sarl (IFRS 16)			11,144
Other consideration		SFr 114,342
Total disposal consideration		114,342	15,594,933
Investment in Neurosterix Pharma Sarl			(20,000)
Legal fees paid for Neurosterix Transaction			(473,269)
Accelerating vesting ESOP/DSPPP			(1,158,069)
Total costs related to activities sold			(1,651,338)
Net gain on sale before income tax		114,342	13,943,595
Net gain on sale after income tax		SFr 114,342	SFr 13,943,595	SFr 14,100,000
Discontinued operations as disclosed below | Neurosterix US Holdings LLC
Disclosure
Percentage of equity interest received	20.00%		20.00%